RETIREMENT BENEFITS PLANS - Fair Value of Pension Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
United States pension plans percentage of worldwide pension assets	59.00%
United Kingdom pension plans percentage of worldwide pension assets	26.00%
United States pension plans' target allocation of United States equities	21.00%
United States pension plans' target allocation of non-United States equities	11.00%
United States pension plans' target allocation of real estate	4.00%
United State pension plans' target allocation of debt securities	46.00%
United States pension plans' target allocation of other, including private equity, private debt, and cash equivalents	18.00%
United Kingdom pension plans' target allocation of equities	16.00%
Total pension plan assets	$ 4,191	$ 3,993
Pending purchases and sales of plan assets, and interest receivable	(67)	(85)
Unfunded commitments	158	128
Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	485	662
Other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	1,999	1,952
Unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	485	486
Non-United States equity and global equities | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	211	241
Non-United States equity and global equities | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Non-United States equity and global equities | Other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	211	241
Non-United States equity and global equities | Unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Fixed income | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	32	28
Fixed income | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Fixed income | Other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	32	28
Fixed income | Unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Fixed income securities | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	1,647	1,582
Fixed income securities | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Fixed income securities | Other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	1,647	1,582
Fixed income securities | Unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
United States treasuries | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	258	461
United States treasuries | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	255	453
United States treasuries | Other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	3	8
United States treasuries | Unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Real estate | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	248	212
Real estate | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	100	63
Real estate | Other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	32	25
Real estate | Unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	116	124
Cash equivalents | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	49	83
Cash equivalents | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	25	55
Cash equivalents | Other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	24	28
Cash equivalents | Unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Exchange traded funds | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	105	91
Exchange traded funds | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	105	91
Exchange traded funds | Other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Exchange traded funds | Unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Other | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	419	402
Other | Quoted prices in active markets for identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Other | Other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	50	40
Other | Unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	369	362
Common collective and other trusts measured at net asset value | Fair Value Measured at Net Asset Value Per Share
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	1,287	$ 978
Money market funds measured at net asset value | Fair Value Measured at Net Asset Value Per Share
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	$ 2